UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/19

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Equity Income Fund

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 28, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Banks - 8.6%
Associated Banc-Corp	237,300		5,524,344
Bank of America	499,000		14,510,920
Citizens Financial Group	39,300		1,451,742
Comerica	154,900		13,493,339
Cullen/Frost Bankers	15,950	[a]	1,653,696
East West Bancorp	30,750		1,679,258
JPMorgan Chase & Co.	258,755		27,003,672
New York Community Bancorp	225,450		2,820,380
Regions Financial	934,708		15,329,211
Wells Fargo & Co.	68,400		3,412,476
Zions Bancorp	135,000		6,898,500
			93,777,538
Capital Goods - 3.7%
Boeing	67,700		29,785,292
PACCAR	149,300		10,122,540
			39,907,832
Commercial & Professional Services - 1.6%
Pitney Bowes	1,713,765	[a]	12,321,970
Xerox	178,100		5,503,290
			17,825,260
Consumer Durables & Apparel - 1.1%
Garmin	53,550		4,496,594
Tapestry	203,900		7,124,266
			11,620,860
Consumer Services - 3.0%
H&R Block	924,900	[a]	22,336,335
Las Vegas Sands	164,300		10,092,949
			32,429,284
Diversified Financials - 2.1%
Ares Capital	102,163		1,769,463
Discover Financial Services	32,000		2,291,520
Federated Investors, Cl. B	105,000	[a]	3,123,750
Goldman Sachs Group	17,000		3,343,900
Lazard, Cl. A	60,800		2,275,744
MFA Financial	437,250	[b]	3,178,808
Morgan Stanley	92,050		3,864,259
Synchrony Financial	84,000		2,739,240
			22,586,684

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Energy - 6.8%
Chevron	203,800		24,370,404
Exxon Mobil	218,810		17,292,554
Helmerich & Payne	70,500		3,821,100
HollyFrontier	115,600		5,918,720
Occidental Petroleum	73,400		4,855,410
PBF Energy, Cl. A	169,700		5,272,579
Phillips 66	137,700		13,268,772
			74,799,539
Food & Staples Retailing - .7%
Walgreens Boots Alliance	30,700		2,185,533
Walmart	50,290		4,978,207
			7,163,740
Food, Beverage & Tobacco - 3.8%
Altria Group	488,170		25,584,990
Coca-Cola	54,200		2,457,428
Philip Morris International	158,490		13,779,121
			41,821,539
Household & Personal Products - 3.7%
Kimberly-Clark	255,450		29,844,223
Procter & Gamble	107,100		10,554,705
			40,398,928
Insurance - 2.8%
MetLife	193,800		8,757,822
Old Republic International	396,750		8,276,205
Principal Financial Group	224,600		11,822,944
Prudential Financial	15,705		1,505,324
			30,362,295
Materials - 5.5%
CF Industries Holdings	97,800		4,127,160
Huntsman	237,900		5,897,541
International Paper	390,200		17,878,964
LyondellBasell Industries, Cl. A	344,300		29,444,536
WestRock	72,800		2,721,264
			60,069,465
Media & Entertainment - 5.5%
Alphabet, Cl. A	11,000	[c]	12,392,050
Alphabet, Cl. C	11,000	[c]	12,319,120
Facebook, Cl. A	83,600	[c]	13,497,220
Interpublic Group of Cos.	677,800	[a]	15,609,734
Omnicom Group	85,900	[a]	6,502,630
			60,320,754
Pharmaceuticals Biotechnology & Life Sciences - 14.7%
AbbVie	219,430		17,387,633
Amgen	75,700		14,389,056

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 14.7%
(continued)
Bristol-Myers Squibb	548,600		28,340,676
Gilead Sciences	244,800		15,916,896
Johnson & Johnson	78,800		10,767,232
Merck & Co.	486,910		39,580,914
Pfizer	793,907		34,415,868
			160,798,275
Real Estate - 2.4%
Brixmor Property Group	64,450	[b]	1,125,297
CoreCivic	325,300	[b]	6,889,854
EPR Properties	37,900	[b]	2,784,892
Hospitality Properties Trust	31,740	[b]	859,202
Host Hotels & Resorts	106,000	[b]	2,078,660
Lamar Advertising, Cl. A	13,600	[b]	1,054,952
Life Storage	29,200	[b]	2,849,920
Medical Properties Trust	152,800	[b]	2,785,544
SITE Centers	21,775	[a,b]	290,696
Spirit Realty Capital	70,400	[b]	2,720,256
Tanger Factory Outlet Centers	132,150	[a,b]	2,853,119
			26,292,392
Retailing - 2.9%
Amazon. com	17,800	[c]	29,188,974
Nordstrom	62,000	[a]	2,931,360
			32,120,334
Semiconductors & Semiconductor Equipment - 3.3%
Intel	620,545		32,864,063
KLA-Tencor	27,150		3,135,554
			35,999,617
Software & Services - 6.7%
International Business Machines	101,140		13,970,468
Microsoft	310,585		34,794,838
Paychex	97,500		7,509,450
Western Union	926,150	[a]	16,550,300
			72,825,056
Technology Hardware & Equipment - 8.8%
Apple	183,570		31,785,145
Cisco Systems	233,850		12,106,414
HP	714,300		14,093,139
NetApp	80,600		5,255,120
Seagate Technology	639,850	[a]	29,791,416
Western Digital	61,200		3,078,360
			96,109,594
Telecommunication Services - 3.2%
AT&T	769,960		23,961,155

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 98.5% (continued)
Telecommunication Services - 3.2% (continued)
Verizon Communications		197,270	11,228,608
			35,189,763
Transportation - 1.6%
Norfolk Southern		14,900	2,671,570
Union Pacific		40,000	6,708,000
United Parcel Service, Cl. B		70,120	7,727,224
			17,106,794
Utilities - 6.0%
AES		1,060,500	18,272,415
CenterPoint Energy		87,000	2,622,180
Exelon		40,100	1,948,459
FirstEnergy		667,600	27,204,700
MDU Resources Group		51,600	1,363,272
OGE Energy		173,417	7,373,691
PPL		213,000	6,852,210
			65,636,927
Total Common Stocks (cost $1,009,521,058)			1,075,162,470

Limited Partnerships - .0%
Real Estate - .0%
Brookfield Property Partners
(cost $163,804)		8,296	162,602
	1-Day
	Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $5,333,663)	2.41	5,333,663 [d]	5,333,663
Total Investments (cost $1,015,018,525)		99.0%	1,080,658,735
Cash and Receivables (Net)		1.0%	11,213,672
Net Assets		100.0%	1,091,872,407

[a]

Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $74,677,665 and the value of the collateral held by the fund was $76,629,141, consisting of U.S. Government & Agency securities.

[b]	Investment in real estate investment trust.
[c]	Non-income producing security.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities -
Domestic Common
Stocks†	1,075,162,470	-	-	1,075,162,470
Limited Partnership†	162,602	-	-	162,602
Investment Company	5,333,663	-	-	5,333,663

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2019, accumulated net unrealized appreciation on investments was $65,640,210, consisting of $94,247,695 gross unrealized appreciation and $28,607,485 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)